UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-23946

Palmer Square Funds Trust

(Exact name of registrant as specified in charter)

1900 Shawnee Mission Parkway
Suite 315
Mission Woods, KS 66205
(Address of principal executive offices) (Zip code)

Scott Betz, Chief Compliance Officer

1900 Shawnee Mission Parkway

Suite 315

Mission Woods, KS 66205
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 816-994-3200

Date of fiscal year end: June 30

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

Annual Shareholder Report June 30, 2025

Palmer Square CLO Senior Debt ETF

PSQA | NYSE Arca

This annual shareholder report contains important information about the Palmer Square CLO Senior Debt ETF ("Fund") for the period of September 11, 2024 (inception) to June 30, 2025.  You can find additional information about the Fund at https://etf.palmersquarefunds.com/funds/us-etfs/palmer-square-us-etfs.  You can also request this information by contacting us at (855) 513-9988.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
PSQA	$16	0.20%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2025. Expenses would be higher if the Fund had been in operation for the full year.
Footnote†	Annualized.

Management's Discussion of Fund Performance

Summary of Results

The investment objective of the Palmer Square CLO Senior Debt ETF (“PSQA”) is to seek to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of Palmer Square CLO Senior Debt Index.

For the period ended on June 30, 2025, the Palmer Square CLO Senior Debt ETF returned 4.96% (net of fees) (NAV). While the Palmer Square CLO Senior Debt Index, PSQA’s benchmark, returned 4.87%, and the broad based Bloomberg Aggregate Bond Index returned 0.45% over the same time period.

Top Performance Contributors

The positive absolute performance since inception was driven by current income from floating rate securities with exposure to high base rates. PSQA invests primarily in Collateralized Loan Obligations ("CLO") Debt (specifically CLO AAA and CLO AA holdings). Short duration CLO AAA current yields are generally 5.25-5.75%, which appear very high and compelling compared to historical rates and have been benefiting from elevated rates.

Top Performance Detractors

Each of PSQA’s sector allocations provided a positive contribution to performance.

Current Positioning

The Fund closed the fiscal year with an 82% allocation to AAA CLO Debt and an 18% allocation to AA CLO Debt. The size of the CLO market continues to grow in the U.S. and has surpassed $1 trillion and $1.4 trillion globally, which is now the largest credit sector within securitized products. Demand continued in 2025 with $96.8B in new issues (-4% Year-over-Year) and $159B in Refinancings/Resets. Based on this backdrop, the management team is confident they can continue to manage the Fund to correspond generally to the price and yield (before the Fund’s fees and expenses) of Palmer Square CLO Senior Debt Index.

Fund Performance

The following graph and chart compare the initial and subsequent account values for the life of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

Growth of $10,000

$12,000
$11,000
$10,000
$9,000
$8,000
9/24
9/24
10/24
11/24
12/24
1/25
2/25
3/25
4/25
5/25
6/25
Palmer Square CLO Senior Debt ETF - $10,496
Palmer Square CLO Senior Debt Index - $10,487
Bloomberg U.S. Aggregate Bond Index - $10,045

	Palmer Square CLO Senior Debt ETF	Palmer Square CLO Senior Debt Index	Bloomberg U.S. Aggregate Bond Index
9/24	$10,000	$10,000	$10,000
9/24	$10,060	$10,033	$9,962
10/24	$10,130	$10,092	$9,715
11/24	$10,165	$10,151	$9,818
12/24	$10,211	$10,198	$9,657
1/25	$10,276	$10,275	$9,708
2/25	$10,332	$10,309	$9,922
3/25	$10,434	$10,329	$9,926
4/25	$10,347	$10,358	$9,964
5/25	$10,460	$10,436	$9,893
6/25	$10,496	$10,487	$10,045

Average Annual Total Return

Fund/Index Name	Since Inception (9/11/24)
Palmer Square CLO Senior Debt ETF	4.96%
Palmer Square CLO Senior Debt Index	4.87%
Bloomberg U.S. Aggregate Bond Index	0.45%

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://etf.palmersquarefunds.com/funds/us-etfs/palmer-square-clo-senior-debt-etf for the most recent performance information.

Key Fund Statistics

Net Assets	$35,438,723
Investment advisory fees paid	$39,279
Total Number of Portfolio Holdings	50
Portfolio Turnover Rate	68%

What did the Fund invest in?

The tables below show the investment makeup of the Fund.

Top 10 Issuers (% of net assets)

Bain Capital Credit CLO Ltd.	10.4%
CIFC Funding Ltd.	9.5%
Neuberger Berman Loan Advisers CLO Ltd.	6.8%
Dryden CLO Ltd.	5.7%
Dryden Senior Loan Fund	4.2%
Thompson Park CLO Ltd.	4.2%
Palmer Square CLO Ltd.	3.9%
Madison Park Funding Ltd.	3.5%
CarVal CLO VII-C Ltd.	2.8%
Apidos CLO XVIII-R	2.8%

Ratings Summary* (% of Total Investments)

AAA	80.0%
AA	20.0%

* Credit quality ratings reflect the middle rating received from Moody’s, Standard & Poor's and Fitch, where all three agencies have provided a rating. If only two agencies rate a security, the lowest rating is used. If only one agency rates a security, that rating is used. Ratings are measured on a scale that ranges from AAA (highest) to D (lowest).

Material Fund Changes

The Fund did not have any material changes that occurred since the beginning of the reporting period.

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings, and proxy voting information at https://etf.palmersquarefunds.com/funds/us-etfs/palmer-square-clo-senior-debt-etf. You can also request this information by contacting us at (855) 513-9988.

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call (855) 513-9988 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Palmer Square CLO Senior Debt ETF | PSQA

For more information, please scan the QR code at right to navigate to additional hosted material at https://etf.palmersquarefunds.com/funds/us-etfs/palmer-square-clo-senior-debt-etf.

PSQA0825

1

Annual Shareholder Report June 30, 2025

Palmer Square Credit Opportunities ETF

PSQO | NYSE Arca

This annual shareholder report contains important information about the Palmer Square Credit Opportunities ETF ("Fund") for the period of September 11, 2024 (inception) to June 30, 2025.  You can find additional information about the Fund at https://etf.palmersquarefunds.com/funds/us-etfs/palmer-square-us-etfs.  You can also request this information by contacting us at (855) 513-9988.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
PSQO	$40	0.50%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2025. Expenses would be higher if the Fund had been in operation for the full year.
Footnote†	Annualized.

Management's Discussion of Fund Performance

Summary of Results

The investment objective of the Palmer Square Credit Opportunities ETF (“PSQO”) is to seek a high level of current income. PSQO also seeks long-term capital appreciation as a secondary objective. In seeking to achieve that investment objective, the Investment Team employs a flexible mandate that will be allocated across a diverse mix of relative value credit opportunities within CLOs, corporate credit, asset-backed securities, and bank loans.

For the period ended on June 30, 2025, the Palmer Square Credit Opportunities ETF returned 5.77% (net of fees) (NAV). While the Bloomberg 1-3 Year U.S. Corporate Index, PSQO’s benchmark, returned 3.65%, and the broad based Bloomberg Aggregate Bond Index returned 0.45% over the same time period.

Top Performance Contributors

The positive absolute performance since inception was driven mostly by current income from floating rate securities with exposure to high base rates. Collateralized Loan Obligations ("CLO") Debt (specifically CLO AAA and CLO BBB holdings) provided the greatest positive contribution. The Fund’s corporate bonds exposure, both investment grade and high yield ("HY"), provided the second greatest positive contribution. U.S. Treasury, Asset-Backed Securities and Bank Loans holdings also provided positive contributions.

Top Performance Detractors

Each of PSQO’s sector allocations provided a positive contribution to performance.

Current Positioning

The Fund closed the fiscal year conservatively positioned. CLO debt remains the largest allocation and exposure in the capital stack is primarily split between AAA and BBB, with the remainder in BB. Investment Grade Corporate Debt is the second largest allocation and is concentrated in 2- and 3-year bonds. High yield ("HY") Corporate Debt is the next largest allocation and is likely to remain at or near current levels with a focus on idiosyncratic total return opportunities. ABS, Bank Loans and Treasury are the smallest allocations. In ABS, we continue to like prime consumer borrowers while subprime consumers continue to struggle with higher inflation. Finally, the Fund maintained our constructive stance on higher quality U.S. bank loans and expect to keep allocations near current levels in the near term.

Fund Performance

The following graph and chart compare the initial and subsequent account values for the life of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

Growth of $10,000

$12,000
$11,000
$10,000
$9,000
$8,000
9/24
9/24
10/24
11/24
12/24
1/25
2/25
3/25
4/25
5/25
6/25
Palmer Square Credit Opportunities ETF - $10,577
Bloomberg U.S. Corporate 1-3 Year Index - $10,366
Bloomberg U.S. Aggregate Bond Index - $10,045

	Palmer Square Credit Opportunities ETF	Bloomberg U.S. Corporate 1-3 Year Index	Bloomberg U.S. Aggregate Bond Index
9/24	$10,000	$10,000	$10,000
9/24	$10,085	$10,032	$9,962
10/24	$10,095	$9,985	$9,715
11/24	$10,160	$10,032	$9,818
12/24	$10,216	$10,052	$9,657
1/25	$10,318	$10,102	$9,708
2/25	$10,363	$10,172	$9,922
3/25	$10,385	$10,215	$9,926
4/25	$10,390	$10,273	$9,964
5/25	$10,518	$10,290	$9,893
6/25	$10,577	$10,366	$10,045

Average Annual Total Return

Fund/Index Name	Since Inception (9/11/24)
Palmer Square Credit Opportunities ETF	5.77%
Bloomberg U.S. Corporate 1-3 Year Index	3.65%
Bloomberg U.S. Aggregate Bond Index	0.45%

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://etf.palmersquarefunds.com/funds/us-etfs/palmer-square-credit-opportunities-etf for the most recent performance information.

Key Fund Statistics

Net Assets	$75,812,978
Investment advisory fees paid	$140,290
Total Number of Portfolio Holdings	282
Portfolio Turnover Rate	100%

What did the Fund invest in?

The tables below show the investment makeup of the Fund.

Top 10 Issuers (% of net assets)

Elmwood CLO Ltd.	8.3%
Golub Capital Partners Static Ltd.	4.3%
Neuberger Berman Loan Advisers CLO Ltd.	3.6%
Rad CLO Ltd.	3.0%
OCP CLO Ltd.	2.7%
Oaktree CLO Ltd.	2.6%
Shackleton CLO Ltd.	2.2%
Dryden Senior Loan Fund	1.8%
U.S. Treasury Notes	1.8%
Empower CLO Ltd.	1.7%

Investment Type (% of net assets)

Collateralized Loan Obligations	52.3%
Corporate Bonds	24.7%
Asset-Backed Securities	10.0%
Bank Loans	8.2%
U.S. Government and Agency Securities	1.8%
Commercial Mortgage-Backed Securities	0.3%
Short term Investment	14.2%

Material Fund Changes

The Fund did not have any material changes that occurred since the beginning of the reporting period.

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings, and proxy voting information at https://etf.palmersquarefunds.com/funds/us-etfs/palmer-square-credit-opportunities-etf. You can also request this information by contacting us at (855) 513-9988.

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call (855) 513-9988 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Palmer Square Credit Opportunities ETF | PSQO

For more information, please scan the QR code at right to navigate to additional hosted material at https://etf.palmersquarefunds.com/funds/us-etfs/palmer-square-credit-opportunities-etf.

PSQO0825

1

(b)           Not applicable.

Item 2. Code of Ethics.

As of the end of the period, June 30, 2025, the Registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). During the period covered by this report, no substantive amendments were made to the Code of Ethics.  During the period covered by this report, there have been no waivers granted under the Code of Ethics. A copy of such Code of Ethics is available at www.palmersquarefunds.com. A copy of such Code of Ethics is available without charge by calling 816-994-3200.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR), serving on its audit committee.  Megan Webber is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).
Under applicable securities laws and regulations, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the Registrant’s Audit Committee and Board of Trustees in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the Registrant’s Audit Committee or Board of Trustees.

Item 4. Principal Accountant Fees and Services.

Aggregate fees for professional services rendered for Palmer Square Funds Trust by Tait, Weller & Baker LLP for the fiscal year ended June 30, 2025 were:

2025
Audit Fees(a)	$30,400
Audit Related Fees(b)	$0
Tax Fees(c)	$5,600
All Other Fees(d)	$0
Total:	$36,000

(a)           Audit Fees: These fees relate to professional services rendered by Tait, Weller & Baker LLP for the audit of the Registrant’s annual financial statements or services normally provided by the independent registered public accounting firm in connection with statutory and regulatory filing or engagements.  These services include the audits of the financial statements of the Registrant and issuance of consents.

(b)           Audit Related Fees: These fees relate to assurance and related services by Tait, Weller & Baker LLP related to audit services in connection with the June 30, 2025 annual financial statements.

(c)           Tax Fees: These fees relate to professional services rendered by Tait, Weller & Baker LLP for tax compliance, tax advice and tax planning.

(d)           All Other Fees: These fees relate to products and services provided by Tait, Weller & Baker LLP other than those reported under “Audit Fees,” “Audit-Related Fees,” and “Tax Fees” above.

(e)(1)      Per Rule 2-01(c)(7)(A) and the charter of the Registrant’s Audit Committee, the Audit Committee approves and recommends the principal accountant for the Registrant, pre-approves (i) the principal accountant’s provision of all audit and permissible non-audit services to the Registrant (including the fees and other compensation to be paid to the principal accountant), and (ii) the principal accountant’s provision of any permissible non-audit services to the Registrant’s investment adviser (the “Adviser”), sub-adviser or any entity controlling, controlled by, or under common control with any investment adviser or sub-adviser, if the engagement relates directly to the operations of the financial reporting of the Trust.

(e)(2)      100% of services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)             Not Applicable.

(g)           Disclose the aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the fiscal year ended June 30, 2025 was $5,600.

(h)           Not applicable.

(i)            Not applicable.

(j)            Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)           The Registrant is an issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately designated standing Audit Committee in accordance with Section 3(a)(58)(A) of such Act.  All of the Board’s independent Trustees, Christopher C. Nelson, James Neville Jr. and Megan Webber, are members of the Audit Committee.
(b)           Not Applicable.

Item 6. Investments.

(a)           The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b)           Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The Registrant’s Financial Statements are filed herewith.
Palmer Square Funds Trust
Palmer Square CLO Senior Debt ETF
(Ticker: PSQA)
Palmer Square Credit Opportunities ETF
(Ticker: PSQO)
ANNUAL FINANCIALS AND OTHER INFORMATION
JUNE 30, 2025

Palmer Square Funds Trust
Table of Contents
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION 1
Table of Contents iii
Financial Statements and Financial Highlights
Schedule of Investments
Palmer Square CLO Senior Debt ETF 1
Palmer Square Credit Opportunities ETF 4
Statements of Assets and Liabilities 19
Statements of Operations 20
Statements of Changes in Net Assets 21
Financial Highlights
Palmer Square CLO Senior Debt ETF 22
Palmer Square Credit Opportunities ETF 23
Notes to Financial Statements 24
Report of Independent Registered Public Accounting Firm 31
Federal Tax Information 32
Additional Information - Items 8-11 33
This report and the financial statements contained herein are provided for the general information of the shareholders of the Palmer Square Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective shareholder report and prospectus.
www.palmersquarefunds.com

Palmer Square CLO Senior Debt ETF
SCHEDULE OF INVESTMENTS
As of June 30, 2025
1
See accompanying Notes to Financial Statements.
Principal
Amount Value
COLLATERALIZED LOAN OBLIGATIONS
—
103.9%
AGL CLO 13 Ltd.
Series 2021-13A-A1 5.691% (3-Month Term SOFR + 142.2 basis points), 10/20/2034
1,2,3
1,000,000 $ 1,001,800
AIMCO CLO 22 Ltd.
Series 2024-22A-A 5.769% (3-Month Term SOFR + 150 basis points), 4/19/2037
1,2,3
850,000 854,721
Apidos CLO XVIII-R
Series 2018-18A-A1R2 5.602% (3-Month Term SOFR + 133 basis points), 1/22/2038
1,2,3
1,000,000 1,003,537
Ares XXXIV CLO Ltd.
Series 2015-2A-AR3 5.600% (3-Month Term SOFR + 132 basis points), 4/17/2033
1,2,3
850,000 852,743
Bain Capital Credit CLO Ltd.
Series 2019-2A-AR3 5.200% (3-Month Term SOFR + 92 basis points), 10/17/2032
1,2,3
941,385 939,806
Series 2022-2A-A1 5.592% (3-Month Term SOFR + 132 basis points), 4/22/2035
1,2,3
1,000,000 1,000,000
Series 2022-2A-A1R (3-Month Term SOFR + 115 basis points), 4/22/2035
1,2,3
750,000 750,000
Series 2023-1A-A1R 5.725% (3-Month Term SOFR + 140 basis points), 7/16/2038
1,2,3
1,000,000 1,003,168
Barings CLO Ltd.
Series 2022-4A-A1R 5.629% (3-Month Term SOFR + 136 basis points), 10/20/2037
1,2,3
1,000,000 1,000,704
Battalion CLO XI Ltd.
Series 2017-11A-AR 5.687% (3-Month Term SOFR + 141.2 basis points), 4/24/2034
1,2,3
1,000,000 1,001,132
Benefit Street Partners CLO XXXVII Ltd.
Series 2024-37A-A 5.698% (3-Month Term SOFR + 135 basis points), 1/25/2038
1,2,3
500,000 502,221
CarVal CLO VII-C Ltd.
Series 2023-1A-A1R 5.709% (3-Month Term SOFR + 144 basis points), 7/20/2037
1,2,3
1,000,000 1,004,301
CBAMR Ltd.
Series 2017-4A-BR 6.102% (3-Month Term SOFR + 180 basis points), 3/31/2038
1,2,3
1,000,000 1,000,000
Cedar Funding IV CLO Ltd.
Series 2014-4A-AR3 5.619% (3-Month Term SOFR + 134 basis points), 1/23/2038
1,2,3
500,000 502,034
CIFC Funding Ltd.
Series 2017-4A-A1R 5.487% (3-Month Term SOFR + 121.2 basis points), 10/24/2030
1,2,3
431,224 431,337
Series 2018-1A-A1R 5.589% (3-Month Term SOFR + 132 basis points), 1/18/2038
1,2,3
750,000 751,389
Series 2019-1A-A1R2 5.629% (3-Month Term SOFR + 136 basis points), 10/20/2037
1,2,3
1,000,000 1,000,702
Series 2021-7A-A1 5.671% (3-Month Term SOFR + 139.2 basis points), 1/23/2035
1,2,3
690,000 690,691
Series 2022-3A-B 6.272% (3-Month Term SOFR + 200 basis points), 4/21/2035
1,2,3
500,000 501,144
Dewolf Park CLO Ltd.
Series 2017-1A-AR 5.438% (3-Month Term SOFR + 118.2 basis points), 10/15/2030
1,2,3
855,190 856,435
Dryden 43 Senior Loan Fund
Series 2016-43A-AR3 5.339% (3-Month Term SOFR + 107 basis points), 4/20/2034
1,2,3
1,000,000 1,000,254
Dryden 49 Senior Loan Fund
Series 2017-49A-BR 6.131% (3-Month Term SOFR + 186.2 basis points), 7/18/2030
1,2,3
500,000 501,073
Dryden 68 CLO Ltd.
Series 2019-68A-BRR 5.806% (3-Month Term SOFR + 155 basis points), 7/15/2035
1,2,3
1,000,000 1,004,345
Dryden 86 CLO Ltd.
Series 2020-86A-A1R 5.641% (3-Month Term SOFR + 136.2 basis points), 7/17/2034
1,2,3
1,000,000 1,001,713
Elmwood CLO VIII Ltd.
Series 2021-1A-AR 5.819% (3-Month Term SOFR + 155 basis points), 4/20/2037
1,2,3
800,000 807,169
GoldenTree Loan Management US CLO 19 Ltd.
Series 2024-19A-A 5.769% (3-Month Term SOFR + 150 basis points), 4/20/2037
1,2,3
500,000 502,776
Invesco US CLO Ltd.
Series 2023-1A-AR 5.842% (3-Month Term SOFR + 157 basis points), 4/22/2037
1,2,3
550,000 551,795
KKR CLO 41 Ltd.
Series 2022-41A-B 6.156% (3-Month Term SOFR + 190 basis points), 4/15/2035
1,2,3
1,000,000 1,002,925

Palmer Square CLO Senior Debt ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2025
2
See accompanying Notes to Financial Statements.
Principal
Amount Value
COLLATERALIZED LOAN OBLIGATIONS (Continued)
LCM 26 Ltd.
Series 26A-A1 5.601% (3-Month Term SOFR + 133.2 basis points), 1/20/2031
1,2,3
140,295 $ 140,366
Madison Park Funding XLII Ltd.
Series 13A-B 6.041% (3-Month Term SOFR + 176.2 basis points), 11/21/2030
1,2,3
500,000 501,688
Madison Park Funding XVIII Ltd.
Series 2015-18A-ARR 5.471% (3-Month Term SOFR + 120.2 basis points), 10/21/2030
1,2,3
275,865 276,119
Madison Park Funding XXXV Ltd.
Series 2019-35A-A1R 5.521% (3-Month Term SOFR + 125.2 basis points), 4/20/2032
1,2,3
448,306 449,197
Morgan Stanley Eaton Vance CLO Ltd.
Series 2021-1A-A 5.701% (3-Month Term SOFR + 142.2 basis points), 10/20/2034
1,2,3
900,000 900,617
Neuberger Berman Loan Advisers CLO 27 Ltd.
Series 2018-27A-BR 6.006% (3-Month Term SOFR + 175 basis points), 7/15/2038
1,2,3
465,000 466,498
Neuberger Berman Loan Advisers CLO 31 Ltd.
Series 2019-31A-AR2 5.499% (3-Month Term SOFR + 123 basis points), 1/20/2039
1,2,3
625,000 625,864
Neuberger Berman Loan Advisers CLO 36 Ltd.
Series 2020-36A-A1R2 5.569% (3-Month Term SOFR + 130 basis points), 4/20/2033
1,2,3
494,005 494,674
Neuberger Berman Loan Advisers CLO 39 Ltd.
Series 2020-39A-A1R 5.799% (3-Month Term SOFR + 153 basis points), 4/20/2038
1,2,3
830,000 831,497
Oaktree CLO Ltd.
Series 2019-3A-A1R2 5.649% (3-Month Term SOFR + 138 basis points), 1/20/2038
1,2,3
1,000,000 1,002,291
Octagon 66 Ltd.
Series 2022-1A-A1R 6.075% (3-Month Term SOFR + 175 basis points), 11/16/2036
1,2,3
1,000,000 1,002,085
OHA Credit Funding 11 Ltd.
Series 2022-11A-B1R 5.869% (3-Month Term SOFR + 160 basis points), 7/19/2037
1,2,3
500,000 502,059
Palmer Square CLO Ltd.
Series 2021-4A-B 6.168% (3-Month Term SOFR + 191.2 basis points), 10/15/2034
1,2,3,4
645,000 645,000
Series 2021-4A-BR (3-Month Term SOFR + 170 basis points), 7/15/2038
1,2,3,4
750,000 750,938
Rad CLO 7 Ltd.
Series 2020-7A-A1R 5.630% (3-Month Term SOFR + 135 basis points), 4/17/2036
1,2,3
820,000 821,538
Sound Point CLO XX Ltd.
Series 2018-2A-A 5.644% (3-Month Term SOFR + 136.2 basis points), 7/26/2031
1,2,3
282,223 282,444
Symphony CLO XXV Ltd.
Series 2021-25A-A 5.511% (3-Month Term SOFR + 124.2 basis points), 4/19/2034
1,2,3
1,000,000 1,001,247
THL Credit Wind River CLO Ltd.
Series 2019-3A-AR2 5.316% (3-Month Term SOFR + 106 basis points), 4/15/2031
1,2,3
265,199 265,330
Thompson Park CLO Ltd.
Series 2021-1A-A1R 5.306% (3-Month Term SOFR + 105 basis points), 4/15/2034
1,2,3
1,500,000 1,497,503
Trinitas CLO X Ltd.
Series 2019-10A-AR 5.636% (3-Month Term SOFR + 138 basis points), 1/15/2035
1,2,3
500,000 500,294
Voya CLO Ltd.
Series 2015-3A-A1R3 5.422% (3-Month Term SOFR + 115 basis points), 10/20/2031
1,2,3
590,469 591,213

Palmer Square CLO Senior Debt ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2025
3
See accompanying Notes to Financial Statements.
Principal
Amount Value
COLLATERALIZED LOAN OBLIGATIONS (Continued)
Series 2019-4A-BR 6.268% (3-Month Term SOFR + 201.2 basis points), 1/15/2035
1,2,3
250,000 $ 250,806
TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $36,756,644) 36,819,183
TOTAL INVESTMENTS — 103.9%
(Cost $36,756,644) 36,819,183
Liabilities in Excess of Other Assets — (3.9)% (1,380,460)
TOTAL NET ASSETS — 100.0% $ 35,438,723
1
Callable.
2
Floating rate security.
3
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $36,819,183 which represents 103.90% of total net assets of the Fund.
4
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Schedule of Affiliated Investments
    aa
Value at
Beginning
of Period Purchases
1
Sales
Realized
Gain
(Loss) Amortization
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Interest
Income
a       a   a   a   a   a   a   a
Palmer Square CLO Senior Debt ETF
Palmer Square CLO
Ltd. Series 2021-4A-BR
(3-Month Term SOFR
+ 170 basis points),
7/15/2038 $ — $ 750,000 $ — $ —
$ —
$ 938 $ 750,938 750,000 $ —
Palmer Square CLO
Ltd. Series 2021-4A-B
6.168% (3-Month Term
SOFR + 191.2 basis
points), 10/15/2034 — 646,032 — —
(983)
(49) 645,000 645,000 33,101
Palmer Square CLO
Ltd. Series - 6.421% ,
4/15/2031 — 181,523 (181,523) 41
(41)
— — — 484
Total Affiliated
Securities $— $1,577,555 $(181,523) $41 $(1,024) $889 $1,395,938 1,395,000 $33,585
1
May include partnership adjustments, and/or corporate actions.

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS
As of June 30, 2025
4
See accompanying Notes to Financial Statements.
Principal
Amount Value
ASSET-BACKED SECURITIES — 10.0%
American Express Credit Account Master Trust
Series 2022-3-A, 3.750% , 8/15/2027
1
75,000 $ 74,929
Barings Equipment Finance LLC
Series 2025-A-A2, 4.640% , 10/13/2028
1,2
440,000 441,276
BMW Vehicle Lease Trust
Series 2023-2-A3, 5.990% , 9/25/2026
1
32,392 32,509
Capital One Multi-Asset Execution Trust
Series 2022-A3-A, 4.950% , 10/15/2027
1
135,000 135,172
Series 2023-A1-A, 4.420% , 5/15/2028
1
150,000 150,187
Capital One Prime Auto Receivables Trust
Series 2022-2-A3, 3.660% , 5/17/2027
1
38,585 38,463
Chase Auto Owner Trust
Series 2024-5A-A2, 4.400% , 11/26/2027
1,2
47,463 47,439
Citibank Credit Card Issuance Trust
Series 2023-A1-A1, 5.230% , 12/8/2027
1
170,000 170,535
Citizens Auto Receivables Trust
Series 2024-1-A3, 5.110% , 4/17/2028
1,2
724,000 728,090
Dell Equipment Finance Trust
Series 2023-1-A3, 5.650% , 9/22/2028
1,2
37,168 37,254
Discover Card Execution Note Trust
Series 2022-A4-A, 5.030% , 10/15/2027
1
110,000 110,172
Series 2023-A1-A, 4.310% , 3/15/2028
1
130,000 129,910
DLLAA LLC
Series 2023-1A-A3, 5.640% , 2/22/2028
1,2
535,000 541,748
Ford Credit Floorplan Master Owner Trust
Series 2023-1-A1, 4.920% , 5/15/2028
1,2
145,000 145,677
GM Financial Automobile Leasing Trust
Series 2023-2-A3, 5.050% , 7/20/2026
1
46,375 46,403
Series 2024-1-A3, 5.090% , 3/22/2027
1
133,000 133,426
Series 2024-2-A2A, 5.430% , 9/21/2026
1
57,377 57,508
Series 2024-3-A2A, 4.290% , 1/20/2027
1
79,799 79,714
Series 2025-2-A2A, 4.550% , 7/20/2027
1
50,000 50,140
GM Financial Consumer Automobile Receivables Trust
Series 2022-2-A3, 3.100% , 2/16/2027
1
67,583 67,354
Series 2023-2-A3, 4.470% , 2/16/2028
1
71,034 71,028
Series 2025-2-A2A, 4.400% , 2/16/2028
1
30,000 30,038
Harley-Davidson Motorcycle Trust
Series 2024-A-A3, 5.370% , 3/15/2029
1
60,000 60,660
Honda Auto Receivables Owner Trust
Series 2023-3-A3, 5.410% , 2/18/2028
1
321,236 323,360
Series 2023-3-A4, 5.300% , 12/18/2029
1
108,000 109,277
Series 2025-2-A2A, 4.300% , 1/18/2028
1
65,000 64,959
Hyundai Auto Lease Securitization Trust
Series 2024-A-A2A, 5.150% , 6/15/2026
1,2
24,093 24,117
Series 2025-B-A2A, 4.580% , 9/15/2027
1,2
70,000 70,261
Hyundai Auto Receivables Trust
Series 2023-C-A3, 5.540% , 10/16/2028
1
155,000 156,735

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2025
5
See accompanying Notes to Financial Statements.
Principal
Amount Value
ASSET-BACKED SECURITIES (Continued)
Series 2025-A-A2A, 4.330% , 12/15/2027
1
170,000 $ 169,937
Series 2025-B-A2A, 4.450% , 8/15/2028
1
80,000 80,178
John Deere Owner Trust
Series 2022-C-A3, 5.090% , 6/15/2027
1
49,191 49,329
Series 2025-A-A2A, 4.230% , 3/15/2028
1
50,000 49,979
Kubota Credit Owner Trust
Series 2025-2A-A2, 4.480% , 4/17/2028
1,2
75,000 75,186
Mercedes-Benz Auto Lease Trust
Series 2023-A-A3, 4.740% , 1/15/2027
1
70,869 70,888
Series 2024-A-A3, 5.320% , 1/18/2028
1
750,000 759,435
Nissan Auto Lease Trust
Series 2024-B-A2A, 5.050% , 6/15/2027
1
148,429 148,899
Porsche Innovative Lease Owner Trust
Series 2025-1A-A2A, 4.600% , 12/20/2027
1,2
45,000 45,108
SFS Auto Receivables Securitization Trust
Series 2023-1A-A3, 5.470% , 10/20/2028
1,2
129,688 130,572
Tesla Auto Lease Trust
Series 2023-A-A3, 5.890% , 6/22/2026
1,2
17,390 17,407
Toyota Auto Receivables Owner Trust
Series 2025-A-A2A, 4.480% , 11/15/2027
1
170,000 169,917
Series 2025-B-A2A, 4.460% , 3/15/2028
1
70,000 70,123
Toyota Lease Owner Trust
Series 2024-A-A3, 5.250% , 4/20/2027
1,2
147,482 148,180
Series 2024-B-A3, 4.210% , 9/20/2027
1,2
295,000 294,988
USB Auto Owner Trust
Series 2025-1A-A2, 4.510% , 6/15/2028
1,2
75,000 75,184
Verizon Master Trust
Series 2024-1-A1A, 5.000% , 12/20/2028
1
190,000 190,418
Volkswagen Auto Lease Trust
Series 2025-A-A2A, 4.430% , 12/20/2027
1
175,000 175,527
Volkswagen Auto Loan Enhanced Trust
Series 2024-1-A2A, 4.650% , 11/22/2027
1
493,216 493,742
World Omni Auto Receivables Trust
Series 2024-A-A3, 4.860% , 3/15/2029
1
205,000 206,200
TOTAL ASSET-BACKED SECURITIES
(Cost $7,543,799) 7,549,538
BANK LOANS
—
8.2%
A-AP Buyer, Inc., First Lien, Initial Term Loan
7.077% (1-Month Term SOFR + 275 basis points), 9/9/2031
3,4
199,499 199,623
Acrisure LLC, First Lien, 2025 Refinancing Term Loan, B
7.568% (1-Month Term SOFR + 325 basis points), 6/21/2032
3,4
200,000 200,000
Alliant Holdings Intermediate LLC, First Lien, Initial Term Loan, B6
7.072% (1-Month Term SOFR + 275 basis points), 9/19/2031
3,4
99,250 99,385
American Airlines, Inc., First Lien, 2024 Term Loan, B
6.502% (6-Month Term SOFR + 225 basis points), 2/15/2028
3,4
98,980 98,173
Amynta Agency Borrower, Inc., First Lien, 2024-1 Refinancing Term Loan
7.327% (1-Month Term SOFR + 300 basis points), 12/29/2031
3,4
149,624 149,784

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2025
6
See accompanying Notes to Financial Statements.
Principal
Amount Value
BANK LOANS (Continued)
Apollo Commercial Real Estate Finance, Inc., First Lien, Initial Term Loan
7.563% (1-Month Term SOFR + 325 basis points), 6/13/2030
3,4
200,000 $ 200,750
Astoria Energy LLC, First Lien, Term Loan, B
6.825% (12-Month Term SOFR + 300 basis points), 6/14/2032
3,4
150,000 150,406
AthenaHealth Group, Inc., First Lien, Initial Term Loan
7.077% (1-Month Term SOFR + 275 basis points), 2/15/2029
1,3,4
99,750 99,762
Belron Finance 2019 LLC, First Lien, 2031 Dollar Incremental Term Loan
7.049% (3-Month Term SOFR + 275 basis points), 10/16/2031
1,3,4
199,497 200,650
Boost Newco Borrower LLC, First Lien, Term Loan, B2
6.296% (3-Month Term SOFR + 200 basis points), 1/31/2031
3,4
199,500 200,248
Boxer Parent Co., Inc., First Lien, 2031 Replacement Dollar Term Loan, B
7.333% (3-Month Term SOFR + 300 basis points), 7/30/2031
3,4
99,750 99,245
Burlington Coat Factory Warehouse Corp., First Lien, Term Loan, B
6.077% (1-Month Term SOFR + 175 basis points), 9/24/2031
3,4
199,497 198,999
Calpine Construction Finance Co. LP, First Lien, Refinancing Term Loan, B
6.327% (1-Month Term SOFR + 200 basis points), 7/31/2030
3,4
100,000 100,125
Citadel Securities LP, First Lien, 2024 Term Loan, B
6.327% (1-Month Term SOFR + 200 basis points), 10/31/2031
1,3,4
99,250 99,765
Cotiviti, Inc., First Lien, New Term Loan, B
7.074% (1-Month Term SOFR + 275 basis points), 5/1/2031
1,3,4
99,250 98,909
Cross Financial Corp., First Lien, Term Loan, B
7.577% (1-Month Term SOFR + 325 basis points), 10/31/2031
3,4
99,500 100,060
Edgewater Generation LLC, First Lien, 2025 Refinancing Term Loan, B
7.327% (1-Month Term SOFR + 300 basis points), 8/1/2030
3,4
96,670 97,162
EFS Cogen Holdings I LLC, First Lien, Advance Term Loan, B
7.796% (3-Month Term SOFR + 350 basis points), 10/3/2031
1,3,4
199,295 200,437
EP Purchaser LLC, First Lien, Closing Date Term Loan, B
8.057% (3-Month Term SOFR + 350 basis points), 11/6/2028
1,3,4
99,231 97,717
EPIC Crude Services LP, First Lien, Term Loan, B
7.256% (3-Month Term SOFR + 300 basis points), 10/15/2031
1,3,4
99,750 100,207
Financiere Mendel SAS, First Lien, New Term Loan, B
7.050% (3-Month Term SOFR + 275 basis points), 11/8/2030
3,4
199,499 199,997
First Eagle Holdings, Inc., First Lien, Term Loan, B
7.296% (3-Month Term SOFR + 300 basis points), 3/5/2029
3,4
98,997 99,193
Fugue Finance BV, First Lien, Thirteenth Amendment Dollar Term Loan
7.571% (3-Month Term SOFR + 325 basis points), 1/9/2032
3,4
200,000 201,438
Global Medical Response, Inc., First Lien, 2024 Extended Term Loan
9.079% (3-Month Term SOFR + 475 basis points), 10/31/2028
3,4
99,724 99,987
Grinding Media, Inc., First Lien, Term Loan, B
7.830% (3-Month Term SOFR + 350 basis points), 10/12/2028
3,4
99,250 98,630
Guggenheim Partners Investment Management Holdings LLC, First Lien, Term Loan, B
6.796% (3-Month Term SOFR + 250 basis points), 11/26/2031
3,4
99,500 100,028
HUB International Ltd., First Lien, 2025 Incremental Term Loan, B
6.769% (3-Month Term SOFR + 250 basis points), 6/20/2030
1,3,4
84,718 85,067
Hudson River Trading LLC, First Lien, Term Loan, B
7.314% (1-Month Term SOFR + 300 basis points), 3/18/2030
3,4
98,994 99,411
Hyperion Refinance SARL, First Lien, 2024-3 Dollar Term Loan, B
7.327% (1-Month Term SOFR + 300 basis points), 2/18/2031
3,4
99,250 99,673

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2025
7
See accompanying Notes to Financial Statements.
Principal
Amount Value
BANK LOANS (Continued)
Inception Finco SARL, First Lien, Term Loan
7.535% (12-Month Term SOFR + 375 basis points), 4/9/2031
3,4
200,000 $ 202,001
Installed Building Products, Inc., First Lien, Term Loan, B3
6.077% (1-Month Term SOFR + 175 basis points), 3/28/2031
3,4
99,246 99,898
Iridium Satellite LLC, First Lien, Term Loan, B4
6.577% (1-Month Term SOFR + 225 basis points), 9/20/2030
1,3,4
97,680 97,942
LSF12 Crown US Commercial Bidco LLC, First Lien, Term Loan, B
8.574% (1-Month Term SOFR + 425 basis points), 12/2/2031
1,3,4
100,000 100,656
Medline Borrower LP, First Lien, Dollar Incremental Term Loan, B
6.577% (1-Month Term SOFR + 225 basis points), 10/23/2028
1,3,4
99,001 99,226
Michael Baker International, Inc., First Lien, Term Loan, B1
8.280% (3-Month Term SOFR + 400 basis points), 12/1/2028
3,4
99,251 99,809
MKS Instruments, Inc., First Lien, 2025-1 Dollar Term Loan, B
6.322% (1-Month Term SOFR + 200 basis points), 8/17/2029
3,4
191,247 191,988
OneDigital Borrower LLC, First Lien, 2025 Refinancing Term Loan, B
7.327% (1-Month Term SOFR + 300 basis points), 7/2/2031
3,4
99,000 98,969
Phoenix Guarantor, Inc., First Lien, Term Loan, B5
6.827% (1-Month Term SOFR + 250 basis points), 2/21/2031
3,4
249,372 250,477
Pre-Paid Legal Services, Inc., First Lien, Initial Term Loan, B
7.577% (1-Month Term SOFR + 325 basis points), 12/15/2028
1,3,4
98,991 98,581
Project Alpha Intermediate Holding, Inc., First Lien, Second Amendment Refinancing Term Loan
7.552% (3-Month Term SOFR + 325 basis points), 10/28/2030
3,4
100,000 100,583
Quartz AcquireCo LLC, First Lien, Term Loan, B2
6.546% (3-Month Term SOFR + 225 basis points), 6/28/2030
3,4
199,492 200,490
Quikrete Holdings, Inc., First Lien, Term Loan, B3
6.577% (1-Month Term SOFR + 225 basis points), 2/10/2032
3,4
99,750 99,738
Red Planet Borrower LLC, First Lien, Term Loan, B
8.177% (1-Month Term SOFR + 375 basis points), 9/29/2028
3,4
98,972 97,972
Renaissance Holdings Corp., First Lien, 2024-2 Term Loan, B
8.280% (3-Month Term SOFR + 400 basis points), 4/8/2030
3,4
98,995 90,178
Rocket Software, Inc., First Lien, Term Loan, B
8.577% (1-Month Term SOFR + 425 basis points), 11/28/2028
1,3,4
99,250 99,592
Ryan Specialty Group LLC, First Lien, Term Loan, B1
6.577% (1-Month Term SOFR + 225 basis points), 9/15/2031
3,4
199,499 199,748
WMG Acquisition Corp., First Lien, Term Loan, B
6.083% (3-Month Term SOFR + 175 basis points), 1/24/2031
3,4
100,000 100,375
TOTAL BANK LOANS
(Cost $6,195,213) 6,203,054
COLLATERALIZED LOAN OBLIGATIONS
—
52.3%
Apidos CLO XVIII-R
Series 2018-18A-A1R2 5.602% (3-Month Term SOFR + 133 basis points), 1/22/2038
1,2,4
500,000 501,768
Ares LXXVI CLO Ltd.
Series 2025-76A-E 11.486% (3-Month Term SOFR + 716 basis points), 5/27/2038
1,2,4
250,000 260,496
Ares XXXIX CLO Ltd.
Series 2016-39A-AR3 5.689% (3-Month Term SOFR + 142 basis points), 7/18/2037
1,2,4
1,000,000 1,004,501
Barings CLO Ltd.
Series 2023-1A-ER 11.026% (3-Month Term SOFR + 670 basis points), 4/20/2038
1,2,4
500,000 518,619

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2025
8
See accompanying Notes to Financial Statements.
Principal
Amount Value
COLLATERALIZED LOAN OBLIGATIONS (Continued)
Benefit Street Partners CLO XXXII Ltd.
Series 2023-32A-E 11.632% (3-Month Term SOFR + 735 basis points), 10/25/2036
1,2,4
500,000 $ 508,323
Birch Grove CLO 8 Ltd.
Series 2024-8A-E 11.369% (3-Month Term SOFR + 710 basis points), 4/20/2037
1,2,4
500,000 507,323
BlueMountain CLO XXX Ltd.
Series 2020-30A-DR 7.556% (3-Month Term SOFR + 330 basis points), 4/15/2035
1,2,4
500,000 500,627
Bryant Park Funding Ltd.
Series 2023-20A-DR 7.725% (3-Month Term SOFR + 340 basis points), 4/15/2038
1,2,4
250,000 251,188
Carlyle Global Market Strategies CLO Ltd.
Series 2012-4A-DR3 7.772% (3-Month Term SOFR + 350 basis points), 4/22/2032
1,2,4
1,000,000 1,002,542
CBAM Ltd.
Series 2018-5A-D 7.041% (3-Month Term SOFR + 276.2 basis points), 4/17/2031
1,2,4
1,000,000 1,000,245
Cedar Funding IV CLO Ltd.
Series 2014-4A-AR3 5.619% (3-Month Term SOFR + 134 basis points), 1/23/2038
1,2,4
500,000 502,034
CIFC Funding Ltd.
Series 2018-1A-A1R 5.589% (3-Month Term SOFR + 132 basis points), 1/18/2038
1,2,4
500,000 500,926
Dryden 30 Senior Loan Fund
Series 2013-30A-DR 7.188% (3-Month Term SOFR + 286.2 basis points), 11/15/2028
1,2,4
500,000 501,281
Dryden 45 Senior Loan Fund
Series 2016-45A-A1RR 5.336% (3-Month Term SOFR + 108 basis points), 10/15/2030
1,2,4
260,581 260,828
Series 2016-45A-DRR 7.306% (3-Month Term SOFR + 305 basis points), 10/15/2030
1,2,4
625,000 622,032
Dryden 80 CLO Ltd.
Series 2019-80A-DR 7.380% (3-Month Term SOFR + 310 basis points), 1/17/2033
1,2,4
475,000 466,109
Elmwood CLO IX Ltd.
Series 2021-2A-D1R 6.972% (3-Month Term SOFR + 265 basis points), 4/20/2038
1,2,4
1,000,000 997,302
Elmwood CLO VIII Ltd.
Series 2021-1A-AR 5.819% (3-Month Term SOFR + 155 basis points), 4/20/2037
1,2,4
800,000 807,169
Elmwood CLO X Ltd.
Series 2021-3A-AR2 (3-Month Term SOFR + 130 basis points), 7/20/2038
1,2,4
1,000,000 1,000,000
Series 2021-3A-DR 7.569% (3-Month Term SOFR + 330 basis points), 4/20/2034
1,2,4
2,000,000 2,002,533
Series 2021-3A-DR2 (3-Month Term SOFR + 305 basis points), 7/20/2038
1,2,4
1,000,000 1,000,000
Series 2021-3A-FR 11.769% (3-Month Term SOFR + 750 basis points), 4/20/2034
1,2,4
500,000 490,700
Empower CLO Ltd.
Series 2023-1A-D1R 8.158% (3-Month Term SOFR + 385 basis points), 4/25/2038
1,2,4
1,000,000 1,021,643
Series 2023-1A-ER 11.648% (3-Month Term SOFR + 734 basis points), 4/25/2038
1,2,4
250,000 254,900
Golub Capital Partners Static Ltd.
Series 2024-1A-A1 5.499% (3-Month Term SOFR + 123 basis points), 4/20/2033
1,2,4
1,266,458 1,266,458
Series 2024-1A-AR (3-Month Term SOFR + 112 basis points), 7/20/2035
1,2,4,5
2,000,000 2,001,500
Highbridge Loan Management Ltd.
Series 5A-2015-DR3 7.256% (3-Month Term SOFR + 300 basis points), 10/15/2030
1,2,4
500,000 497,704
Invesco US CLO Ltd.
Series 2023-2A-ER 12.196% (3-Month Term SOFR + 788 basis points), 4/21/2038
1,2,4
250,000 255,298
LCM 26 Ltd.
Series 26A-A1 5.601% (3-Month Term SOFR + 133.2 basis points), 1/20/2031
1,2,4
140,295 140,366
LCM XIV LP
Series 14A-AR 5.571% (3-Month Term SOFR + 130.2 basis points), 7/20/2031
1,2,4
106,272 106,402
Menlo CLO I Ltd.
Series 2024-1A-A1 5.689% (3-Month Term SOFR + 142 basis points), 1/20/2038
1,2,4
500,000 503,880
Series 2024-1A-D1 7.519% (3-Month Term SOFR + 325 basis points), 1/20/2038
1,2,4
500,000 503,002

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2025
9
See accompanying Notes to Financial Statements.
Principal
Amount Value
COLLATERALIZED LOAN OBLIGATIONS (Continued)
Morgan Stanley Eaton Vance CLO Ltd.
Series 2023-19A-D1R 7.307% (3-Month Term SOFR + 300 basis points), 7/15/2038
1,2,4
1,000,000 $ 1,001,564
Neuberger Berman CLO 32R Ltd.
Series 2019-32RA-D1 (3-Month Term SOFR + 295 basis points), 7/20/2039
1,2,4,5
1,000,000 1,003,750
Neuberger Berman CLO XXII Ltd.
Series 2016-22A-ER2 11.110% (3-Month Term SOFR + 683 basis points), 4/15/2038
1,2,4
250,000 254,971
Neuberger Berman Loan Advisers CLO 36 Ltd.
Series 2020-36A-A1R2 5.569% (3-Month Term SOFR + 130 basis points), 4/20/2033
1,2,4
988,011 989,348
Series 2020-36A-ER2 11.569% (3-Month Term SOFR + 730 basis points), 4/20/2033
1,2,4
250,000 251,072
Neuberger Berman Loan Advisers CLO 39 Ltd.
Series 2020-39A-A1R 5.799% (3-Month Term SOFR + 153 basis points), 4/20/2038
1,2,4
500,000 500,902
Neuberger Berman Loan Advisers NBLA CLO 52 Ltd.
Series 2022-52A-AR 5.625% (3-Month Term SOFR + 135 basis points), 10/24/2038
1,2,4
1,000,000 1,004,001
New Mountain CLO 4 Ltd.
Series 4A-ER 11.195% (3-Month Term SOFR + 691 basis points), 3/20/2038
1,2,4
450,000 465,417
Oaktree CLO Ltd.
Series 2022-1A-DRR (3-Month Term SOFR + 310 basis points), 7/15/2038
1,2,4
1,000,000 1,000,000
Series 2022-1A-ERR (3-Month Term SOFR + 600 basis points), 7/15/2038
1,2,4
1,000,000 1,000,000
OCP CLO Ltd.
Series 2023-28A-E 12.661% (3-Month Term SOFR + 840 basis points), 7/16/2036
1,2,4
2,000,000 2,014,214
OHA Credit Partners XII Ltd.
Series 2015-12A-ER2 10.529% (3-Month Term SOFR + 625 basis points), 4/23/2037
1,2,4
500,000 507,510
Post CLO VI Ltd.
Series 2024-2A-E 10.955% (3-Month Term SOFR + 650 basis points), 1/20/2038
1,2,4
500,000 512,691
Rad CLO 15 Ltd.
Series 2021-15A-A1AR (3-Month Term SOFR + 136 basis points), 7/20/2040
1,2,4
1,000,000 1,000,000
Series 2021-15A-C 6.581% (3-Month Term SOFR + 231.2 basis points), 1/20/2034
1,2,4
1,250,000 1,250,000
Regatta 32 Funding Ltd.
Series 2025-4A-A1 5.628% (3-Month Term SOFR + 134 basis points), 7/25/2038
1,2,4
1,000,000 1,003,330
Shackleton CLO Ltd.
Series 2015-7RA-ARR 5.356% (3-Month Term SOFR + 110 basis points), 7/15/2031
1,2,4
644,119 644,635
Series 2018-12A-E 10.431% (3-Month Term SOFR + 616.2 basis points), 7/20/2031
1,2,4
1,000,000 997,449
Silver Point CLO 6 Ltd.
Series 2024-6A-D1 7.556% (3-Month Term SOFR + 330 basis points), 10/15/2037
1,2,4
500,000 496,746
Trestles CLO VIII Ltd.
Series 2025-8A-D1 7.297% (3-Month Term SOFR + 300 basis points), 6/11/2035
1,2,4
500,000 500,372
Voya CLO Ltd.
Series 2017-3A-CRR 7.369% (3-Month Term SOFR + 310 basis points), 4/20/2034
1,2,4
1,000,000 1,004,771
Whitebox CLO IV Ltd.
Series 2023-4A-ER 10.765% (3-Month Term SOFR + 648 basis points), 4/20/2036
1,2,4
500,000 506,834
TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $39,486,048) 39,667,276

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2025
10
See accompanying Notes to Financial Statements.
Principal
Amount Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.3%
GS Mortgage Securities Corp. Trust
Series 2012-BWTR-A, 2.954% , 11/5/2034
1,2
240,431 $ 209,822
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $199,513) 209,822
CORPORATE BONDS —24.7%
AUTOMOBILE COMPONENTS — 0.3%
Forvia SE
8.000%, 6/15/2030
1,2
105,000 107,713
ZF North America Capital, Inc.
6.750%, 4/23/2030
1,2
90,000 86,541
194,254
AUTOMOBILES — 0.1%
BMW US Capital LLC
3.625%, 4/18/2029
1,2
65,000 62,998
BEVERAGES — 0.5%
Constellation Brands, Inc.
3.150%, 8/1/2029
1
125,000 118,776
Keurig Dr. Pepper, Inc.
3.950%, 4/15/2029
1
170,000 167,273
Primo Water Holdings, Inc. / Triton Water Holdings, Inc.
6.250%, 4/1/2029
1,2
100,000 100,780
386,829
BIOTECHNOLOGY — 0.6%
AbbVie, Inc.
4.250%, 11/14/2028
1
125,000 125,634
Amgen, Inc.
2.200%, 2/21/2027
1
300,000 290,324
Grifols SA
4.750%, 10/15/2028
1,2
45,000 43,288
459,246
BROADLINE RETAIL — 0.2%
Match Group Holdings II LLC
5.000%, 12/15/2027
1,2
25,000 24,881
Match Group Holdings II LLC
4.625%, 6/1/2028
1,2
150,000 146,479
171,360
BUILDING PRODUCTS — 0.5%
Advanced Drainage Systems, Inc.
5.000%, 9/30/2027
1,2
75,000 74,460
Smyrna Ready Mix Concrete LLC
8.875%, 11/15/2031
1,2
150,000 157,384
Standard Industries, Inc.
4.750%, 1/15/2028
1,2
175,000 173,181
405,025

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2025
11
See accompanying Notes to Financial Statements.
Principal
Amount Value
CORPORATE BONDS (Continued)
CAPITAL MARKETS — 0.8%
Intercontinental Exchange, Inc.
4.000%, 9/15/2027
1
300,000 $ 298,516
S&P Global, Inc.
2.450%, 3/1/2027
1
325,000 316,396
614,912
CHEMICALS — 1.0%
HB Fuller Co.
4.250%, 10/15/2028
1
125,000 121,174
Olympus Water US Holding Corp.
4.250%, 10/1/2028
1,2
115,000 109,436
SCIL IV LLC / SCIL USA Holdings LLC
5.375%, 11/1/2026
1,2
200,000 198,828
Sherwin-Williams Co. (The)
3.450%, 6/1/2027
1
300,000 296,068
725,506
COMMERCIAL SERVICES & SUPPLIES — 0.9%
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 SARL
4.625%, 6/1/2028
1,2
125,000 121,295
Clean Harbors, Inc.
5.125%, 7/15/2029
1,2
125,000 123,807
GFL Environmental, Inc.
6.750%, 1/15/2031
1,2
125,000 130,959
Raven Acquisition Holdings LLC
6.875%, 11/15/2031
1,2
150,000 150,381
Veralto Corp.
5.500%, 9/18/2026
1
125,000 126,523
652,965
CONSTRUCTION & ENGINEERING — 0.3%
MasTec, Inc.
4.500%, 8/15/2028
1,2
150,000 148,045
Pike Corp.
5.500%, 9/1/2028
1,2
75,000 75,003
223,048
CONSUMER FINANCE — 1.1%
American Honda Finance Corp.
4.961%(Term SOFR + 55 basis points), 5/21/2026
4
295,000 295,203
Avolon Holdings Funding Ltd.
3.250%, 2/15/2027
1,2
75,000 73,145
Ford Motor Credit Co. LLC
2.900%, 2/10/2029
1
300,000 272,876
General Motors Financial Co., Inc.
2.700%, 8/20/2027
1
250,000 240,260
881,484

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2025
12
See accompanying Notes to Financial Statements.
Principal
Amount Value
CORPORATE BONDS (Continued)
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.2%
7-Eleven, Inc.
1.300%, 2/10/2028
1,2
165,000 $ 152,219
CONTAINERS & PACKAGING — 0.5%
Avery Dennison Corp.
4.875%, 12/6/2028
1
100,000 101,579
Crown Americas LLC
5.875%, 6/1/2033
1,2
35,000 35,261
Crown Americas LLC / Crown Americas Capital Corp. V
4.250%, 9/30/2026
1
100,000 99,502
Graphic Packaging International LLC
3.500%, 3/15/2028
1,2
125,000 119,875
356,217
DISTRIBUTORS — 0.2%
American Builders & Contractors Supply Co., Inc.
4.000%, 1/15/2028
1,2
145,000 141,921
DIVERSIFIED REITS — 0.3%
Digital Realty Trust LP
3.700%, 8/15/2027
1
250,000 246,936
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
AT&T, Inc.
1.650%, 2/1/2028
1
100,000 93,832
CCO Holdings LLC / CCO Holdings Capital Corp.
5.000%, 2/1/2028
1,2
150,000 148,721
Verizon Communications, Inc.
4.125%, 3/16/2027
1
125,000 124,952
Verizon Communications, Inc.
4.329%, 9/21/2028
1
195,000 195,856
563,361
ELECTRIC UTILITIES — 1.4%
Duke Energy Corp.
3.150%, 8/15/2027
1
300,000 294,028
NextEra Energy Capital Holdings, Inc.
1.875%, 1/15/2027
1
300,000 289,421
NRG Energy, Inc.
3.375%, 2/15/2029
1,2
25,000 23,591
NRG Energy, Inc.
5.750%, 7/15/2029
1,2
175,000 176,100
Southern Co. (The)
5.113%, 8/1/2027 175,000 177,689
XPLR Infrastructure Operating Partners LP
3.875%, 10/15/2026
1,2
25,000 24,440

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2025
13
See accompanying Notes to Financial Statements.
Principal
Amount Value
CORPORATE BONDS (Continued)
ELECTRIC UTILITIES (Continued)
XPLR Infrastructure Operating Partners LP
4.500%, 9/15/2027
1,2
150,000 $ 146,314
1,131,583
ELECTRICAL EQUIPMENT — 0.2%
Vertiv Group Corp.
4.125%, 11/15/2028
1,2
166,000 161,999
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.1%
Amphenol Corp.
4.350%, 6/1/2029
1
65,000 65,300
ENERGY EQUIPMENT & SERVICES — 0.4%
Archrock Partners LP / Archrock Partners Finance Corp.
6.250%, 4/1/2028
1,2
200,000 200,787
Star Holding LLC
8.750%, 8/1/2031
1,2
125,000 117,952
318,739
ENTERTAINMENT — 0.2%
WMG Acquisition Corp.
3.875%, 7/15/2030
1,2
175,000 163,683
FINANCIAL SERVICES — 0.9%
Block, Inc.
6.500%, 5/15/2032
1
150,000 154,857
Fiserv, Inc.
4.200%, 10/1/2028
1
125,000 124,363
Global Payments, Inc.
2.150%, 1/15/2027
1
250,000 241,920
WEX, Inc.
6.500%, 3/15/2033
1,2
160,000 161,524
682,664
FOOD PRODUCTS — 0.4%
Mars, Inc.
4.600%, 3/1/2028
1,2
300,000 302,501
GROUND TRANSPORTATION — 0.4%
Canadian Pacific Railway Co.
1.750%, 12/2/2026
1
325,000 313,752
HEALTH CARE EQUIPMENT & SUPPLIES — 0.5%
GE HealthCare Technologies, Inc.
5.600%, 11/15/2025
1
85,000 85,185
GE HealthCare Technologies, Inc.
5.650%, 11/15/2027
1
225,000 231,869

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2025
14
See accompanying Notes to Financial Statements.
Principal
Amount Value
CORPORATE BONDS (Continued)
HEALTH CARE EQUIPMENT & SUPPLIES (Continued)
Medline Borrower LP
3.875%, 4/1/2029
1,2
100,000 $ 95,994
413,048
HEALTH CARE PROVIDERS & SERVICES — 1.2%
CVS Health Corp.
5.000%, 2/20/2026
1
75,000 75,109
HAH Group Holding Co. LLC
9.750%, 10/1/2031
1,2
125,000 124,016
HCA, Inc.
5.200%, 6/1/2028
1
265,000 270,799
Icon Investments Six DAC
5.849%, 5/8/2029
1
125,000 129,731
Radiology Partners, Inc.
8.500%, 7/15/2032
1,2
150,000 150,537
Surgery Center Holdings, Inc.
7.250%, 4/15/2032
1,2
75,000 76,520
Universal Health Services, Inc.
1.650%, 9/1/2026
1
50,000 48,291
875,003
HEALTH CARE TECHNOLOGY — 0.2%
IQVIA, Inc.
5.700%, 5/15/2028
1
50,000 51,303
IQVIA, Inc.
6.500%, 5/15/2030
1,2
53,000 54,679
IQVIA, Inc.
6.250%, 6/1/2032
1,2
20,000 20,549
126,531
HOTELS, RESTAURANTS & LEISURE — 1.1%
1011778 BC ULC / New Red Finance, Inc.
4.375%, 1/15/2028
1,2
125,000 122,699
Boyd Gaming Corp.
4.750%, 12/1/2027
1
50,000 49,723
Light & Wonder International, Inc.
7.250%, 11/15/2029
1,2
100,000 103,088
Starbucks Corp.
4.850%, 2/8/2027
1
280,000 282,568
VOC Escrow Ltd.
5.000%, 2/15/2028
1,2
138,000 137,389
Wyndham Hotels & Resorts, Inc.
4.375%, 8/15/2028
1,2
125,000 122,361
817,828
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.9%
AES Corp. (The)
5.450%, 6/1/2028
1
200,000 204,430
Atlantica Sustainable Infrastructure Ltd.
4.125%, 6/15/2028
1,2
200,000 191,347

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2025
15
See accompanying Notes to Financial Statements.
Principal
Amount Value
CORPORATE BONDS (Continued)
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS (Continued)
Calpine Corp.
4.500%, 2/15/2028
1,2
100,000 $ 99,252
Clearway Energy Operating LLC
4.750%, 3/15/2028
1,2
162,000 160,174
655,203
INSURANCE — 0.2%
Panther Escrow Issuer LLC
7.125%, 6/1/2031
1,2
150,000 155,911
IT SERVICES — 0.8%
Gartner, Inc.
4.500%, 7/1/2028
1,2
150,000 148,545
Gartner, Inc.
3.625%, 6/15/2029
1,2
125,000 118,939
International Business Machines Corp.
3.300%, 1/27/2027
1
325,000 320,965
588,449
MACHINERY — 0.1%
Mueller Water Products, Inc.
4.000%, 6/15/2029
1,2
43,000 41,313
MEDIA — 0.7%
Fox Corp.
4.709%, 1/25/2029
1
360,000 363,024
Nexstar Media, Inc.
5.625%, 7/15/2027
1,2
125,000 124,788
Univision Communications, Inc.
6.625%, 6/1/2027
1,2
50,000 49,910
537,722
METALS & MINING — 0.1%
Novelis Corp.
3.875%, 8/15/2031
1,2
90,000 80,942
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.2%
Blackstone Mortgage Trust, Inc.
3.750%, 1/15/2027
1,2
150,000 146,284
MULTI-UTILITIES — 0.4%
DTE Energy Co.
4.950%, 7/1/2027
1
300,000 303,590
OIL, GAS & CONSUMABLE FUELS — 0.8%
Cheniere Energy, Inc.
4.625%, 10/15/2028
1
125,000 124,863

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2025
16
See accompanying Notes to Financial Statements.
Principal
Amount Value
CORPORATE BONDS (Continued)
OIL, GAS & CONSUMABLE FUELS (Continued)
Enbridge, Inc.
6.200%, 11/15/2030
1
150,000 $ 160,543
Energy Transfer LP
4.950%, 5/15/2028
1
125,000 126,797
Genesis Energy LP / Genesis Energy Finance Corp.
7.750%, 2/1/2028
1
50,000 50,774
Venture Global Calcasieu Pass LLC
4.125%, 8/15/2031
1,2
180,000 166,737
629,714
PASSENGER AIRLINES — 0.2%
Air Canada
3.875%, 8/15/2026
1,2
150,000 148,589
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.500%, 6/20/2027
1,2
15,000 15,029
163,618
PHARMACEUTICALS — 0.5%
Elanco Animal Health, Inc.
6.650%, 8/28/2028
1
100,000 104,272
Pfizer Investment Enterprises Pte. Ltd.
4.450%, 5/19/2028
1
150,000 151,232
Roche Holdings, Inc.
1.930%, 12/13/2028
1,2
140,000 130,457
385,961
PROFESSIONAL SERVICES — 0.2%
CoreLogic, Inc.
4.500%, 5/1/2028
1,2
125,000 119,344
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.1%
Broadcom, Inc.
3.150%, 11/15/2025
1
75,000 74,612
Broadcom, Inc.
4.800%, 4/15/2028
1
250,000 253,674
Entegris, Inc.
4.750%, 4/15/2029
1,2
275,000 272,203
NXP BV / NXP Funding LLC / NXP USA, Inc.
4.300%, 6/18/2029
1
150,000 148,660
ON Semiconductor Corp.
3.875%, 9/1/2028
1,2
110,000 106,504
855,653
SOFTWARE — 1.3%
AppLovin Corp.
5.125%, 12/1/2029
1
260,000 263,460
Fair Isaac Corp.
6.000%, 5/15/2033
1,2
85,000 85,992
Oracle Corp.
2.300%, 3/25/2028

300,000 284,801

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2025
17
See accompanying Notes to Financial Statements.
Principal
Amount Value
CORPORATE BONDS (Continued)
SOFTWARE (Continued)
Salesforce, Inc.
3.700%, 4/11/2028
1
325,000 $ 322,829
957,082
SPECIALIZED REITS — 0.7%
American Tower Corp.
1.500%, 1/31/2028
1
125,000 116,464
Crown Castle, Inc.
3.800%, 2/15/2028
1
250,000 245,664
Iron Mountain, Inc.
5.000%, 7/15/2028
1,2
25,000 24,820
Iron Mountain, Inc.
4.875%, 9/15/2029
1,2
125,000 122,897
509,845
SPECIALTY RETAIL — 0.8%
Home Depot, Inc. (The)
5.100%, 12/24/2025
1
325,000 326,198
Lowe's Cos., Inc.
3.100%, 5/3/2027
1
300,000 294,366
620,564
TRADING COMPANIES & DISTRIBUTORS — 0.2%
QXO Building Products, Inc.
6.750%, 4/30/2032
1,2
160,000 165,232
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
T-Mobile USA, Inc.
2.250%, 2/15/2026
1
125,000 123,143
T-Mobile USA, Inc.
4.750%, 2/1/2028
1
50,000 50,022
Zegona Finance plc
8.625%, 7/15/2029
1,2
75,000 80,212
253,377
TOTAL CORPORATE BONDS
(Cost $18,654,509) 18,780,716
U.S. GOVERNMENT AND AGENCY SECURITIES —1.8%
United States Treasury Notes — 1.8%
U.S. Treasury Notes
3.500%, 1/31/2028 550,000 547,293
U.S. Treasury Notes
4.000%, 1/31/2029 800,000 807,406
1,354,699
TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
(Cost $1,338,406) 1,354,699

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2025
18
See accompanying Notes to Financial Statements.
Number
of Shares Value
SHORT-TERM INVESTMENTS — 14.2%
Money Market Funds — 10.0%
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 4.19%
6
7,557,268 $ 7,557,268
Principal
Amount
United States Treasury Bills — 4.2%
U.S. Treasury Bills, 3.980%, 7/22/2025
7
750,000 748,181
U.S. Treasury Bills, 4.220%, 9/4/2025
7
1,250,000 1,240,411
U.S. Treasury Bills, 4.200%, 10/16/2025
7
750,000 740,666
U.S. Treasury Bills, 4.200%, 10/23/2025
7
500,000 493,386
3,222,644
TOTAL SHORT-TERM INVESTMENTS
(Cost $10,780,397) 10,779,912
TOTAL INVESTMENTS — 111.5%
(Cost $84,197,885) 84,545,017
Liabilities in Excess of Other Assets — (11.5)% (8,732,039)
TOTAL NET ASSETS — 100.0% $ 75,812,978
1
Callable.
2
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $50,648,330 which represents 66.81% of total net assets of the Fund.
3
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United
States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR"), (iii)
the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate ("SOFR"). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
4
Floating rate security.
5
Denotes investments purchased on a when-issued or delayed delivery basis.
6
The rate is the annualized seven-day yield at period end.

The rate shown represents the yield at period end.

Palmer Square Funds Trust
STATEMENTS OF ASSETS AND LIABILITIES
As of June 30, 2025
19
See accompanying Notes to Financial Statements.
Palmer Square
CLO Senior Debt
ETF
Palmer
Square Credit
Opportunities ETF
Assets:
Unaffiliated investments, at value* $ 35,423,245 $ 84,545,017
Affiliated investments, at value* 1,395,938 —
Cash — 102,617
Receivables:
Investment securities sold — 107,482
Interest 393,780 788,050
Total assets 37,212,963 85,543,166
Liabilities:
Payables:
Due to Custodian 268,485 —
Investment securities purchased 1,500,000 9,701,351
Advisory fees 5,755 28,837
Total Liabilities 1,774,240 9,730,188
Net Assets
$ 35,438,723 $ 75,812,978
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 35,290,935 $ 75,255,837
Total distributable earnings 147,788 557,141
Net Assets
$ 35,438,723 $ 75,812,978
Shares Outstanding and Net Asset Value Per Share:
Net assets applicable to shares outstanding $ 35,438,723 $ 75,812,978
Shares outstanding (unlimited number of shares authorized, no par value) 1,750,001 3,700,000
Net assets value per share
$ 20.25 $ 20.49
*Identified Cost
Unaffiliated investments, at cost $ 35,361,595 $ 84,197,885
Affiliated investments, at cost $ 1,395,049 $ —

Palmer Square Funds Trust
STATEMENTS OF OPERATIONS
For the period from September 11, 2024 (Commencement of operations) to June 30, 2025
20
See accompanying Notes to Financial Statements.
Palmer Square
CLO Senior Debt
ETF
Palmer
Square Credit
Opportunities
ETF
Investment Income
Interest income from unaffiliated securities $ 1,084,261 $ 1,713,330
Interest income from affiliated securities 33,585 —
Total investment income 1,117,846 1,713,330
Expenses:
Advisory fees (see note 3) 39,279 140,290
Net Expenses 39,279 140,290
Net Investment Income 1,078,567 1,573,040
Realized
Gain
and Unrealized
Appreciation
:
64,080 395,403
Net realized gain on: 1,541 48,271
Unaffiliated investments 1,500 48,271
Affiliated Investments 41 —
Net realized gain on investments 1,541 48,271
Net change in unrealized appreciation on: 62,539 347,132
Unaffiliated investments 61,650 347,132
Affiliated investments 889 —
Net change in unrealized appreciation of investments 62,539 347,132
Net realized and unrealized gain on investments 64,080 395,403
Net increase in net assets resulting from operations
$ 1,142,647 $ 1,968,443

Palmer Square Funds Trust
STATEMENTS OF CHANGES IN NET ASSETS

See accompanying Notes to Financial Statements.
Palmer Square CLO
Senior Debt ETF
Palmer
Square Credit
Opportunities ETF
Period Ended June
30, 2025*
Period Ended June
30, 2025*
Operations
Net investment income $ 1,078,567 $ 1,573,040
Net realized gain on investments 1,541 48,271
Net change in unrealized appreciation on investments 62,539 347,132
Net increase in net assets resulting from operations 1,142,647 1,968,443
Distributions to Shareholders:
Distributions (994,859) (1,396,696)
Total distributions to shareholders (994,859) (1,396,696)
Capital Transactions
1
Net proceeds from shares sold 36,816,878 76,870,774
Cost of  shares redeemed (1,525,943) (1,629,543)
Net increase in net assets from capital transactions 35,290,935 75,241,231
Total increase in net assets 35,438,723 75,812,978
Net Assets:
Beginning of period — —
End of period
$ 35,438,723 $ 75,812,978
Capital Share Transactions:
Shares sold 1,825,001 3,780,000
Shares redeemed (75,000) (80,000)
Net increase in capital share transactions 1,750,001 3,700,000
*
For the period from September 11, 2024 (Commencement of operations) to June 30, 2025.
1
Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 5 to the Financial
Statements.

Palmer Square Funds Trust
Palmer Square CLO Senior Debt ETF
FINANCIAL HIGHLIGHTS
22
See accompanying Notes to Financial Statements.
For the period
September 11, 2024
*
to June 30, 2025
PER COMMON SHARE DATA
1
Net asset value, beginning of period
$ 20.00
Income from Investment Operations:
Net investment income
2
0.89
Net realized and unrealized gain 0.09
Total from investment operations 0.98
Less Distributions:
From net investment income (0.73)
Total Distributions (0.73)
Net asset value, end of period $ 20.25
Total return 4.96%
Ratios and Supplemental Data:
Net assets, end of period (000's) $ 35,439
Ratio of expenses to average net assets
3
0.20%
Ratio of net investment income to average net assets
3
5.46%
Portfolio Turnover Rate
4
68%
*
Date of commencement of operations.
1
For a Fund share outstanding for the entire period.
2
Based on average shares outstanding for the period.
3
Annualized for periods less than one year.
4
Not annualized.

Palmer Square Funds Trust
Palmer Square Credit Opportunities ETF
FINANCIAL HIGHLIGHTS
23
See accompanying Notes to Financial Statements.
For the period
September 11, 2024
*
to June 30, 2025
PER COMMON SHARE DATA
1
Net asset value, beginning of period
$ 20.00
Income from Investment Operations:
Net investment income
2
0.91
Net realized and unrealized gain 0.23
Total from investment operations 1.14
Less Distributions:
From net investment income (0.65)
Total Distributions (0.65)
Net asset value, end of period $ 20.49
Total return 5.77%
Ratios and Supplemental Data:
Net assets, end of period (000's) $ 75,813
Ratio of expenses to average net assets
3
0.50%
Ratio of net investment income to average net assets
3
5.55%
Portfolio Turnover Rate
4
100%
*
Date of commencement of operations.
1
For a Fund share outstanding for the entire period.
2
Based on average shares outstanding for the period.
3
Annualized for periods less than one year.
4
Not annualized.

Palmer Square Funds Trust
NOTES TO FINANCIAL STATEMENTS
As of June 30, 2025
24
1. Organization
Palmer Square CLO Senior Debt ETF and Palmer Square Credit Opportunities ETF (each a “Fund” and collectively the “Funds”) are organized as a non-diversified series of Palmer Square Funds Trust, a Delaware statutory trust (the “Trust”), which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Funds commenced operations on September 11, 2024.
The Palmer Square CLO Senior Debt ETF's primary investment objective is to seek to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of Palmer Square CLO Senior Debt Index.
The Palmer Square Credit Opportunities ETF's primary investment objective is to seek a high level of current income. A secondary objective is to seek long-term capital appreciation.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the
Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.
Each Fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the Fund’s portfolio management team. The Chief Investment Officer of the Adviser serves as the chief operating decision maker (CODM). The Funds’ income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.
2. Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.
(a) Cash
The Funds may have a temporary overdraft with the custodian bank, which is presented as a liability in the Statement of Assets and
Liabilities under 'Due to Custodian'.
(b) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”)
market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. Pricing services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Adviser as the Funds’ valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Adviser has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

Palmer Square Funds Trust
NOTES TO FINANCIAL STATEMENTS - Continued
As of June 30, 2025
25
(c) Bank Loans
The Funds may purchase participations in commercial loans. Such investments may be secured or unsecured. Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Funds may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing indebtedness and loan participations, the Funds assume the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The indebtedness and loan participations in which the Funds intend to invest may not be rated by any nationally recognized rating service.
Bank loans may be structured to include both term loans, which are generally fully funded at the time of investment and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Funds to supply additional cash to the borrower on demand, representing a potential financial obligation by the Funds in the future. The Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. Commitment fees are processed as a reduction in cost.
In addition, the Funds may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility.
Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring the Fund to increase its investment in a company at a time when it might not otherwise decide to do so
(including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that the
Funds are committed to advance additional funds, it will at all-times segregate or "earmark" liquid assets, in an amount sufficient to meet such commitments.
(d) Asset-Backed Securities
Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.
(e) Collateralized Loan Obligations
Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”)
and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Funds invest. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Funds may invest in CDOs that are subordinate to other classes, and
(iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
(f) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.

Palmer Square Funds Trust
NOTES TO FINANCIAL STATEMENTS - Continued
As of June 30, 2025
26
Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.
(g) Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.
Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not”
standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.
The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of June 30, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
(h) Distributions to Shareholders
The Funds will make distributions of net investment income monthly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions, typically in December, are determined in accordance with federal income tax regulations, which may differ from GAAP. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes. These differences are caused primarily by excise taxes and differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds. For the year ended June 30, 2025, the following reclassifications were made:
3. Investment Advisory Agreement and Other Transactions with Affiliates
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Palmer Square Capital
Management LLC (the “Adviser”). Under the terms of the Agreement, the Palmer Square CLO Senior Debt ETF pays a monthly investment advisory fee to the Adviser at the annual rate of 0.20% of  its average daily net assets and the Palmer Square Credit Opportunities ETF pays a monthly investment advisory fee to the Adviser at the annual rate of 0.50% of its average daily net assets. Under this unitary fee structure, the Adviser is responsible for paying most of the ordinary operating expenses of the Funds.
Distributable
Earnings (Losses)
Paid-in Capital
Palmer Square CLO Senior Debt ETF $ — $ —
Palmer Square Credit Opportunities ETF $ (14,606) $ 14,606

Palmer Square Funds Trust
NOTES TO FINANCIAL STATEMENTS - Continued
As of June 30, 2025
27
JP Morgan Chase Bank, N.A. (“JP Morgan") is each Fund's Custodian, Administrator and Transfer Agent. The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees, and monitors the activities of the
Funds’ custodian, transfer agent and accountants, pursuant to an agreement with the Adviser, on behalf of each Fund. As compensation for such services, the Adviser pays JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated instruments during the period ended June 30,
2025 can be found in a table located in the Schedule of Investments.
4. Federal Income Taxes
At June 30, 2025, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:
As of June 30, 2025, the components of accumulated earnings/(deficit) on tax basis were as follows:
Under current law, each Fund is permitted to treat on its tax return as dividends paid the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders' portion of the Fund's accumulated earnings and profits. This practice, called tax “equalization,” reduces the amount of income and/or gains that the Funds are required to distribute as dividends to non-redeeming shareholders. While subject to management’s discretion, any available tax equalization is typically applied first to short term capital gains, next to long term capital gains and then to ordinary income. To the extent distributions exceed net investment income and net realized capital gains for tax purposes, they are reported as a tax return of capital.
Palmer Square CLO
Senior Debt ETF
Palmer
Square Credit
Opportunities ETF
Cost of investments $ 36,756,644 $ 84,198,061
Gross unrealized appreciation 72,943 405,703
Gross unrealized depreciation (10,404) (58,747)
Net unrealized appreciation on investments 62,539 346,956
Palmer Square CLO
Senior Debt ETF
Palmer
Square Credit
Opportunities ETF
Undistributed ordinary income $ 87,778 $ 210,185
Accumulated capital and other losses $ (2,529) $ —
Unrealized appreciation $ 62,539 $ 346,956

Palmer Square Funds Trust
NOTES TO FINANCIAL STATEMENTS - Continued
As of June 30, 2025
28
The tax character of the distribution paid during the period were as follows:
At June 30, 2025, the Funds had capital loss carryforwards, which reduce the Funds' taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.
5. Issuance and Redemption of Fund Shares
Each Fund only issues and redeems shares to certain financial institutions (“Authorized Participants”) in exchange for the deposit or delivery of a basket of assets (securities and/or cash), in large blocks known as Creation Units, each of which is comprised of a specified number of shares.
An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement
System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participation Agreement with the Distributor.
Retail investors may only purchase and sell fund shares in the secondary market through a broker-dealer and such transactions may be subject to customary commission and fee rates imposed by the broker-dealer.
Authorized Participants may pay transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. The transaction fees are paid directly to the Fund and used to offset Fund custody fees. Certain fees or costs associated with Creation Unit purchases may be paid in certain circumstances. In addition, the Funds may from time to time waive the standard transaction fee. The net custody fees charged to the Funds are paid for by the Investment Adviser through the
Funds’ Unitary Fee. Transaction fees assessed during the period are included in the proceeds from shares issued on the Statement of
Changes in Net Assets.
Year Ended June 30, 2025
Distributions
paid from
ordinary
income
Distributions
paid from net
long-term
capital gains
Tax
return of
capital
Total
Distributions
Palmer Square CLO Senior Debt ETF
$ 994,859 $ — $ — $ 994,859
Palmer Square Credit Opportunities ETF
$ 1,396,696 $ — $ — $ 1,396,696
Capital Loss
No Expirati
Carryover
on Date
Long-Term Short-Term
Palmer Square CLO Senior Debt ETF $ — $ 2,529
Palmer Square Credit Opportunities ETF $ — $ —

Palmer Square Funds Trust
NOTES TO FINANCIAL STATEMENTS - Continued
As of June 30, 2025
29
6. Investment Transactions
For the period ended June 30, 2025, purchases and sales of investments, (excluding short-term investments, and In-Kind transactions)
were as follows:
7. Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
8. Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.
Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.
All Other U.S. Government
1
Purchases at
Cost
Sales or
Maturity
Proceeds
Purchases at
Cost
Sales or
Maturity
Proceeds
Palmer Square CLO Senior Debt ETF $ 53,245,778 $ 16,453,297 $ — $ —
Palmer Square Credit Opportunities ETF $ 102,871,157 $ 31,445,891 $ 1,910,000 $ 571,171
1
U.S. Government transactions are defined as those involving long-term U.S. Treasury bills, bonds and notes.
Palmer Square CLO Senior Debt ETF Level 1 Level 2 Level 3 Total
Assets
Investments
Collateralized Loan Obligations $ — $ 36,819,183 $ — $ 36,819,183
Total Investments $ — $ 36,819,183 $ — $ 36,819,183

Palmer Square Funds Trust
NOTES TO FINANCIAL STATEMENTS - Continued
As of June 30, 2025
30
9. Market Disruption and Geopolitical Risks
Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market
Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time.
Management is actively monitoring these events.
10. Subsequent Events
The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated each Fund’s related events and transactions that occurred through the date of issuance of each Fund’s financial statements.
There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in each
Fund’s financial statements.
Palmer Square Credit Opportunities ETF Level 1 Level 2 Level 3 Total
Assets
Investments
Asset-Backed Securities $ — $ 7,549,538 $ — $ 7,549,538
Bank Loans — 6,203,054 — 6,203,054
Collateralized Loan Obligations — 39,667,276 — 39,667,276
Commercial Mortgage-Backed Securities — 209,822 — 209,822
Corporate Bonds — 18,780,716 — 18,780,716
U.S. Government and Agency Securities — 1,354,699 — 1,354,699
Short-Term Investments 7,557,268 3,222,644 — 10,779,912
Total Investments $ 7,557,268 $ 76,987,749 $ — $ 84,545,017

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of Palmer Square Funds Trust and Shareholders of Palmer Square CLO Senior Debt ETF and Palmer Square
Credit Opportunities ETF
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of the Palmer Square CLO Senior Debt ETF and Palmer Square
Credit Opportunities ETF (the “Funds”), each a series of Palmer Square Funds Trust, including the schedules of investments, as of June
30, 2025, the related statements of operations, the statements of changes in net assets, and financial highlights for the period from
September 11, 2024 (commencement of operations) to June 30, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of the Palmer Square CLO Senior Debt ETF and Palmer Square Credit Opportunities ETF as of June 30, 2025,
the results of their operations, the changes in their net assets, and their financial highlights for the period from September 11, 2024
(commencement of operations) to June 30, 2025, in conformity with accounting principles generally accepted in the United States of
America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’
financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2025.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025 by correspondence with the custodian, agent banks, and brokers or by other appropriate auditing procedures where replies were not received. We believe that our audits provide a reasonable basis for our opinion.
TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
August 22, 2025

Palmer Square Funds Trust
Federal Tax Information
For federal income tax purposes, the Funds designated the following for the period ended June 30, 2025:
Qualified Interest
Income
Palmer Square CLO Senior Debt ETF $ 1,082,637
Palmer Square Credit Opportunities ETF $ 1,581,195

Palmer Square Funds Trust
Additional Information - Items 8-11
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
There were no matters submitted during the period covered by the report to a vote of shareholders, through the solicitation of proxies or otherwise.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
The information is included as part of the Financial Statements filed under Item 7(a) for of this Form.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contact.
There were no approvals or renewals of investment advisory contracts during the most recent fiscal half-year.

PSFTAA0825

(b) The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)           The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)           There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a - 3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)      The Registrant’s Code of Ethics, as described in Item 2 of this Form, is filed herewith.
(a)(2)      Not applicable.
(a)(3)      The certifications pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.
(a)(4)      Not applicable.
(a)(5)      Not applicable.
(b)           The certifications required by Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Palmer Square Funds Trust

By:         /s/ Jeffrey D. Fox
Jeffrey D. Fox
Principal Executive Officer
September 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:         /s/ Jeffrey D. Fox
Jeffrey D. Fox
Principal Executive Officer
September 4, 2025

By:
/s/ Courtney Gengler
Courtney Gengler
Principal Financial Officer
September 4, 2025